Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Balances and Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Note 21 - Balances and Transactions with Related Parties

A.	Balances with related parties:

	December 31,	December 31,
	2015	2014
	U.S. Dollars
Accounts receivable	79	101
Accounts payable	-	-
Due from affiliated companies	559	501

B.	Transactions with related parties:

	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars
Purchases from Parent and affiliates	43	93	57
Interest income (expense) from Parent	(9)	24	4
Sales to Parent and affiliated companies	109	297	347

Unpaid balances between Parent and its subsidiaries in Israel and the Company bear interest of 5.5%.

Registration Rights Agreement with Parent

On March 1, 2004, the Company entered into a registration rights agreement providing for the Company to register with the SEC certain of its ordinary shares held by Parent. This registration rights agreement may be used in connection with future offerings of ordinary shares, and includes, among others, the following terms: (a) Parent is entitled to make up to three demands that the Company registers its ordinary shares held by Parent, subject to delay due to market conditions; (b) Parent will be entitled to participate and sell the Company’s ordinary shares in any future registration statements initiated by the Company, subject to delay due to market conditions; (c) the Company will indemnify Parent in connection with any liabilities incurred in connection with such registration statements due to any misstatements or omissions other than information provided by Parent, and Parent will indemnify the Company in connection with any liabilities incurred in connection with such registration statements due to any misstatements or omissions in written statements by Parent made for the purpose of their inclusion in such registration statements; and (d) the Company will pay all expenses related to registrations which the Company has initiated, except for certain underwriting discounts or commissions or legal fees, and Parent will pay all expenses related to a registration initiated at its demand in which the Company is not participating.

On December 30, 2004, the Registration Rights Agreement with Parent was amended. The amendment concerns primarily the grant of unlimited shelf registration rights thereunder to Parent with respect to its holdings in the Company, and the assignability of those shelf registration rights to its transferees.

Employment Agreements with the Active Chairman

Pursuant to employment agreement with the Active Chairman of the Board of Directors and Chief Executive Officer ("Active Chairman") dedicates 10% of his time in providing consulting and management services for Parent through Amitec – Advanced Multilayer Interconnect Technologies Ltd. – a wholly owned subsidiary of the Parent ("Amitec"). The Active Chairman receives from the Company 90% of a full time salary and is compensated directly by Amitec for the remaining 10% of his time.

The Active Chairman of the Board of Directors serves as the Chairman of Parent, and does not receive any additional compensation for his service as the Company’s Active Chairman.